Other current liabilities	12 Months Ended
Dec. 31, 2023
Other current liabilities [Abstract]
Other current liabilities
13. Other current liabilities

	Year ended December 31,
	2023	2022
	$’000	$’000
Accruals	2,325	2,366
Social security payable	340	217
Other	203	95
	2,868	2,678

Other current liabilities mainly comprise accruals for operating expenses and employee tax payable and are expected to be settled within one year.